SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES ( Tables)	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash equivalents reported within the Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Consolidated Statements of Cash Flows:

	September 30, 2017	December 31, 2016
	(Unaudited)

Cash and cash equivalents	$1,962,832	$11,722,102
Restricted cash equivalents	3,690,000	2,250,000
Total cash, cash equivalents and restricted cash equivalents	$5,652,832	$13,972,102